UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23473

Esoterica Thematic Trust

(Exact name of registrant as specified in charter)

135 W. 52nd Street Suite 16C

New York, New York 10019

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 543-3942

Date of fiscal year end: October 31

Date of reporting period: July 1, 2019 to June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

The Registrant did not vote any proxies during the reporting period.

Esoterica Thematic Trust

Esoterica NextG Economy ETF

July 1, 2019 to June 30, 2020

Issuer of security	Ticker	Meeting date	CUSIP	Item	Matter voted on	Issuer or Shareholder Proposal	Did Registrant Vote on Behalf of Fund	Fund Vote (FOR, AGAINST, ABSTAIN, or WITHHOLD)	Did Registrant Cast its Vote For or Against Management Recommendation
Facebook, Inc.	FB	5/27/2020	30303M102	1.01	Directors: Peggy Alford	Issuer	No	No Vote	No Vote
				1.02	Directors: Marc L. Andreessen	Issuer	No	No Vote	No Vote
				1.03	Directors: Andrew W. Houston	Issuer	No	No Vote	No Vote
				1.04	Directors: Nancy Killefer	Issuer	No	No Vote	No Vote
				1.05	Directors: Robert M. Kimmit	Issuer	No	No Vote	No Vote
				1.06	Directors: Sheryl K. Sandberg	Issuer	No	No Vote	No Vote
				1.07	Directors: Peter A. Thiel	Issuer	No	No Vote	No Vote
				1.08	Directors: Tracey T. Travis	Issuer	No	No Vote	No Vote
				1.09	Directors: Mark Zuckerberg	Issuer	No	No Vote	No Vote
				2	To ratify the appointment of Ernst & Young LLP as Facebook, Inc.'s independent registered public accounting firm for the fiscal year ending December 31 ,2020.	Issuer	No	No Vote	No Vote
				3	To approve director compensation policy	Issuer	No	No Vote	No Vote
				4	A stockholder proposal regarding change in stockholder voting	Shareholder	No	No Vote	No Vote
				5	A stockholder proposal regarding an independent chair	Shareholder	No	No Vote	No Vote
				6	A stockholder proposal regarding majority voting for directors	Shareholder	No	No Vote	No Vote
				7	A stockholder proposal regarding political advertising	Shareholder	No	No Vote	No Vote
				8	A stockholder proposal regarding human/civil rights expert on board	Shareholder	No	No Vote	No Vote
				9	A stockholder proposal regarding report on civil and human rights risks	Shareholder	No	No Vote	No Vote
				10	A stockholder proposal regarding child exploitation	Shareholder	No	No Vote	No Vote
				11	A stockholder proposal regarding median gender/racial pay gap	Shareholder	No	No Vote	No Vote
NXP Semiconductors NV.	NXPI	5/27/2020	N6596X109	1	Adoption of 2019 Statutory Annual Accounts	Issuer	No	No Vote	No Vote
				2	Discharge of the members of the Board for their responsiblities in the fiscal year ended December 31, 2019	Issuer	No	No Vote	No Vote
				3A	Appoint Kurt Sievers as executive director	Issuer	No	No Vote	No Vote
				3B	Re-appoint Sir Peter Bonfield as non-executive director	Issuer	No	No Vote	No Vote
				3C	Re-appoint Kenneth A. Goldman as non-executive director	Issuer	No	No Vote	No Vote
				3D	Re-appoint Josef Kaeser as non-executive director	Issuer	No	No Vote	No Vote
				3E	Re-appoint Lena Olving as non-executive director	Issuer	No	No Vote	No Vote
				3F	Re-appoint Peter Smitham as non-executive director	Issuer	No	No Vote	No Vote
				3G	Re-appoint Julie Southern as non-executive director	Issuer	No	No Vote	No Vote
				3H	Re-appoint Jasmin Staiblin as non-executive director	Issuer	No	No Vote	No Vote
				3I	Re-appoint Gregory Summe as non-executive director	Issuer	No	No Vote	No Vote
				3J	Re-appoint Karl-Henrik Sundström as non-executive director	Issuer	No	No Vote	No Vote
				4	Authorization of the Board to issue ordinary shares of the Company and grant rights to acquire ordinary shares	Issuer	No	No Vote	No Vote
				5	Authorization of the Board to restrict or exclude pre-emption rights accruing in connection with an issue of shares or grant of rights	Issuer	No	No Vote	No Vote
				6	Authorization of the Board to repurchase ordinary shares	Issuer	No	No Vote	No Vote
				7	Authorization of the Board to cancel ordinary shares held or to be acquired by the Company	Issuer	No	No Vote	No Vote
				8	Appointment of Ernst & Young Accountants LLP as independent auditors for a three-year period, starting with the fiscal year ending December 31, 2020	Issuer	No	No Vote	No Vote
				9	Determination of the remuneration of the members and Chairs of the Audit Committee, the Compensation Committee, and the Nominating and Governance Committee of the Board	Issuer	No	No Vote	No Vote
				10	Amendment of the Company's Articles of Association	Issuer	No	No Vote	No Vote
				11	Non-binding, advisory vote to approve Named Executive Officer compensation	Issuer	No	No Vote	No Vote
				12	To recommend, by non-binding vote, the frequency of executive compensation votes	Issuer	No	No Vote	No Vote
NXP Semiconductors NV.	NXPI	5/27/2020	N6596X109	1	Adoption of 2019 Statutory Annual Accounts	Issuer	No	No Vote	No Vote
				2	Discharge of the memebers of the Board for their responsiblities in the fiscal year ended December 2019	Issuer	No	No Vote	No Vote
				3A	Appoint Kurt Sievers as executive director	Issuer	No	No Vote	No Vote
				3B	Re-appoint Sir Peter Bonfield as non-executive director	Issuer	No	No Vote	No Vote
				3C	Re-appoint Kenneth A. Goldman as non-executive director	Issuer	No	No Vote	No Vote
				3D	Re-appoint Josef Kaeser as non-executive director	Issuer	No	No Vote	No Vote
				3E	Re-appoint Lena Olving as non-executive director	Issuer	No	No Vote	No Vote
				3F	Re-appoint Peter Smitham as non-executive director	Issuer	No	No Vote	No Vote
				3G	Re-appoint Julie Southern as non-executive director	Issuer	No	No Vote	No Vote
				3H	Re-appoint Jasmin Staiblin as non-executive director	Issuer	No	No Vote	No Vote
				3I	Re-appoint Gregory Summe as non-executive director	Issuer	No	No Vote	No Vote
				3J	Re-appoint Karl-Henrik Sundström as non-executive director	Issuer	No	No Vote	No Vote
				4	Authorization of the Board to issue ordinary shares of the Company and grant rights to acquire ordinary shares	Issuer	No	No Vote	No Vote
				5	Authorization of the Board to restrict or exclude pre-emption rights accruing in connection with an issue of shares or grant of rights	Issuer	No	No Vote	No Vote
				6	Authorization of the Board to repurchase ordinary shares	Issuer	No	No Vote	No Vote
				7	Authorization of the Board to cancel ordinary shares held or to be acquired by the Company	Issuer	No	No Vote	No Vote
				8	Appointment of Ernst & Young Accountants LLP as independent auditors for a three-year period, starting with the fiscal year ending December 31, 2020	Issuer	No	No Vote	No Vote
				9	Determination of the remuneration of the members and Chairs of the Audit Committee, the Compensation Committee, and the Nominating and Governance Committee of the Board	Issuer	No	No Vote	No Vote
				10	Amendment of the Company's Articles of Association	Issuer	No	No Vote	No Vote
				11	Non-binding, advisory vote to approve Named Executive Officer compensation	Issuer	No	No Vote	No Vote
				12	To recommend, by non-binding vote, the frequency of executive compensation votes	Issuer	No	No Vote	No Vote
Amazon.com, Inc.	AMZ	5/27/2020	023135106	1A	Election of director: Jeffrey P. Bezos	Issuer	No	No Vote	No Vote
				1B	Election of director: Rosalind G. Brewer	Issuer	No	No Vote	No Vote
				1C	Election of director: Jamie S. Gorelick	Issuer	No	No Vote	No Vote
				1D	Election of director: Daniel P. Huttenlocher	Issuer	No	No Vote	No Vote
				1E	Election of director: Judith A. McGrath	Issuer	No	No Vote	No Vote
				1F	Election of director: Indra K. Nooyi	Issuer	No	No Vote	No Vote
				1G	Election of director: Jonathan J. Rubinstein	Issuer	No	No Vote	No Vote
				1H	Election of director: Thomas O. Ryder	Issuer	No	No Vote	No Vote
				1I	Election of director: Patricia Q. Stonesifer	Issuer	No	No Vote	No Vote
				1J	Election of director: Wendell P. Weeks	Issuer	No	No Vote	No Vote
				2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS	Issuer	No	No Vote	No Vote
				3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	Issuer	No	No Vote	No Vote
				4	APPROVAL OF AMENDMENT TO RESTATED CERTIFICATE OF INCORPORATION TO LOWER STOCK OWNERSHIP THRESHOLD FOR SHAREHOLDERS TO REQUEST A SPECIAL MEETING	Issuer	No	No Vote	No Vote
				5	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON EFFECTS OF FOOD WASTE	Shareholder	No	No Vote	No Vote
				6	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CUSTOMER USE OF CERTAIN TECHNOLOGIES	Shareholder	No	No Vote	No Vote
				7	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON POTENTIAL CUSTOMER MISUSE OF CERTAIN TECHNOLOGIES	Shareholder	No	No Vote	No Vote
				8	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON EFFORTS TO RESTRICT CERTAIN PRODUCTS	Shareholder	No	No Vote	No Vote
				9	SHAREHOLDER PROPOSAL REQUESTING A MANDATORY INDEPENDENT BOARD CHAIR POLICY	Shareholder	No	No Vote	No Vote
				10	SHAREHOLDER PROPOSAL REQUESTING AN ALTERNATIVE REPORT ON GENDER/RACIAL PAY	Shareholder	No	No Vote	No Vote
				11	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CERTAIN COMMUNITY IMPACTS	Shareholder	No	No Vote	No Vote
				12	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON VIEWPOINT DISCRIMINATION	Shareholder	No	No Vote	No Vote
				13	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON PROMOTION DATA	Shareholder	No	No Vote	No Vote
				14	SHAREHOLDER PROPOSAL REQUESTING AN ADDITIONAL REDUCTION IN THRESHOLD FOR CALLING SPECIAL SHAREHOLDER MEETINGS	Shareholder	No	No Vote	No Vote
				15	SHAREHOLDER PROPOSAL REQUESTING A SPECIFIC SUPPLY CHAIN REPORT FORMAT	Shareholder	No	No Vote	No Vote
				16	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON LOBBYING	Shareholder	No	No Vote	No Vote
Netflix, Inc.	NFLX	6/4/2020	64110L106	1A	Election of Class III Director: Reed Hastings	Issuer	No	No Vote	No Vote
				1B	Election of Class III Director: Jay C. Hoag	Issuer	No	No Vote	No Vote
				1C	Election of Class III Director: Mathias Döpfner	Issuer	No	No Vote	No Vote
				2	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2020.	Issuer	No	No Vote	No Vote
				3	Advisory approval of the Company's executive officer compensation.	Issuer	No	No Vote	No Vote
				4	Approval of the Netflix, Inc. 2020 Stock Plan.	Issuer	No	No Vote	No Vote
				5	Stockholder proposal regarding political disclosures, if properly presented at the meeting.	Shareholder	No	No Vote	No Vote
				6	Stockholder proposal for simple majority vote, if properly presented at the meeting.	Shareholder	No	No Vote	No Vote
				7	Stockholder proposal for EEO policy risk report, if properly presented at the meeting.	Shareholder	No	No Vote	No Vote
NVIDIA Corporation	NVDA	6/9/2020	67066G104	1A	Election of Director: Robert K. Burgess	Issuer	No	No Vote	No Vote
				1B	Election of Director: Tench Coxe	Issuer	No	No Vote	No Vote
				1C	Election of Director: Persis S. Drell	Issuer	No	No Vote	No Vote
				1D	Election of Director: Jen-Hsun Huang	Issuer	No	No Vote	No Vote
				1E	Election of Director: Dawn Hudson	Issuer	No	No Vote	No Vote
				1F	Election of Director: Harvey C. Jones	Issuer	No	No Vote	No Vote
				1G	Election of Director: Michael G. McCaffery	Issuer	No	No Vote	No Vote
				1H	Election of Director: Stephen C. Neal	Issuer	No	No Vote	No Vote
				1L	Election of Director: Mark L. Perry	Issuer	No	No Vote	No Vote
				1J	Election of Director: A. Brooke Seawell	Issuer	No	No Vote	No Vote
				1K	Election of Director: Mark A. Stevens	Issuer	No	No Vote	No Vote
				2	Approval of our executive compensation.	Issuer	No	No Vote	No Vote
				3	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2021.	Issuer	No	No Vote	No Vote
				4	Approval of an amendment and restatement of our Amended and Restated 2007 Equity Incentive Plan.	Issuer	No	No Vote	No Vote
				5	Approval of an amendment and restatement of our Amended and Restated 2012 Employee Stock Purchase Plan.	Issuer	No	No Vote	No Vote
Datadog	DDOG	6/11/2020	23804L103	1A	Election of Class I director to hold office until our Annual Meeting of Stockholders in 2023: Olivier Pomel	Issuer	No	No Vote	No Vote
				1B	Election of Class I director to hold office until our Annual Meeting of Stockholders in 2023: Dev Ittycheria	Issuer	No	No Vote	No Vote
				1C	Election of Class I director to hold office until our Annual Meeting of Stockholders in 2023: Shardul Shah	Issuer	No	No Vote	No Vote
				2	To ratify the selection by the Audit Committee of our Board of Directors of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2020.	Issuer	No	No Vote	No Vote
Splunk Inc.	SPLK	6/11/2020	848637104	1A	Election of Class II Director: John Connors	Issuer	No	No Vote	No Vote
				1B	Election of Class II Director: Patricia Morrison	Issuer	No	No Vote	No Vote
				1C	Election of Class II Director: Stephen Newberry	Issuer	No	No Vote	No Vote
				2	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending January 31, 2021.	Issuer	No	No Vote	No Vote
				3	To approve, on an advisory basis, the compensation of our named executive officers, as described in the proxy statement.	Issuer	No	No Vote	No Vote
Salesforce.com Inc.	CRM	6/11/2020	79466L302	1A	Election of Director: Marc Benioff	Issuer	No	No Vote	No Vote
				1B	Election of Director: Craig Conway	Issuer	No	No Vote	No Vote
				1C	Election of Director: Parker Harris	Issuer	No	No Vote	No Vote
				1D	Election of Director: Alan Hassenfeld	Issuer	No	No Vote	No Vote
				1E	Election of Director: Neelie Kroes	Issuer	No	No Vote	No Vote
				1F	Election of Director: Colin Powell	Issuer	No	No Vote	No Vote
				1G	Election of Director: Sanford Robertson	Issuer	No	No Vote	No Vote
				1H	Election of Director: John V. Roos	Issuer	No	No Vote	No Vote
				1I	Election of Director: Robin Washington	Issuer	No	No Vote	No Vote
				1J	Election of Director: Maynard Webb	Issuer	No	No Vote	No Vote
				1K	Election of Director: Susan Wojcicki	Issuer	No	No Vote	No Vote
				2	Amendment and restatement of our 2013 Equity Incentive Plan	Issuer	No	No Vote	No Vote
				3	Amendment and restatement of our 2004 Employee Stock Purchase Plan.	Issuer	No	No Vote	No Vote
				4	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending January 31, 2021.	Issuer	No	No Vote	No Vote
				5	An advisory vote to approve the fiscal 2020 compensation of our named executive officers.	Issuer	No	No Vote	No Vote
				6	A stockholder proposal requesting the ability of stockholders to act by written consent, if properly presented at the meeting.	Shareholder	No	No Vote	No Vote
ServiceNow Inc.	NOW	6/17/2020	81762P102	1A	Election of Director: William R. McDermott	Issuer	No	No Vote	No Vote
				1B	Election of Director: Anita M. Sands	Issuer	No	No Vote	No Vote
				1C	Election of Director: Dennis M. Woodside	Issuer	No	No Vote	No Vote
				2	To approve, on an advisory basis, the compensation of our Named Executive Officers ("Say-on-Pay").	Issuer	No	No Vote	No Vote
				3	Ratification of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2020	Issuer	No	No Vote	No Vote
				4	To approve an amendment to our Restated Certificate of Incorporation to declassify our Board of Directors.	Issuer	No	No Vote	No Vote
				5	To hold an advisory vote on the frequency of future advisory votes on executive compensation.	Issuer	No	No Vote	No Vote
Zoom Video Communications Inc.	ZM	6/18/2020	98980L101	1.01	Directors: Peter Gassner	Issuer	No	No Vote	No Vote
				1.02	Directors: Eric S. Yuan	Issuer	No	No Vote	No Vote
				1.03	Directors: Lt. Gen. H.R. McMaster	Issuer	No	No Vote	No Vote
				2	Ratify the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending January 31, 2021.	Issuer	No	No Vote	No Vote
Slack Technologies, Inc.	WORK	6/19/2020	83088V102	1.01	Directors: Stewart Butterfield	Issuer	No	No Vote	No Vote
				1.02	Directors: John O'Farrell
				2	A proposal to ratify the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending January 31, 2021.	Issuer	No	No Vote	No Vote
MONGODB, Inc.	MDB	7/10/2020	60937P106	1.01	Directors: Archana Agrawal	Issuer	No	No Vote	No Vote
				1.02	Directors: Hope Cochran	Issuer	No	No Vote	No Vote
				1.03	Directors: Dwight Merriman	Issuer	No	No Vote	No Vote
				2	Approval, on a non-binding advisory basis, of the compensation of our named executive officers.	Issuer	No	No Vote	No Vote
				3	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending January 31, 2021.	Issuer	No	No Vote	No Vote
Marvell Technology Group LTD.	MRVL	7/23/2020	G5876H105	1A	Election of Director: Tudor Brown	Issuer	No	No Vote	No Vote
				1B	Election of Director: Brad Buss	Issuer	No	No Vote	No Vote
				1C	Election of Director: Edward Frank	Issuer	No	No Vote	No Vote
				1D	Election of Director: Richard S. Hill	Issuer	No	No Vote	No Vote
				1E	Election of Director: Bethany Mayer	Issuer	No	No Vote	No Vote
				1F	Election of Director: Matthew J. Murphy	Issuer	No	No Vote	No Vote
				1G	Election of Director: Michael Strachan	Issuer	No	No Vote	No Vote
				1H	Election of Director: Robert E. Switz	Issuer	No	No Vote	No Vote
				2	An advisory (non-binding) vote to approve compensation of our named executive officers.	Issuer	No	No Vote	No Vote
				3	The appointment of Deloitte & Touche LLP as our auditors and independent registered public accounting firm, and authorization of the audit committee, acting on behalf of our board of directors, to fix the remuneration of the firm for the fiscal year ending January 30, 2021.	Issuer	No	No Vote	No Vote
Qorvo Inc.	QRVO	8/4/2020	74736K101	1.01	Directors: Ralph G. Quinsey	Issuer	No	No Vote	No Vote
				1.02	Directors: Robert A. Bruggeworth	Issuer	No	No Vote	No Vote
				1.03	Directors: Jeffery R. Gardner	Issuer	No	No Vote	No Vote
				1.04	Directors: John R. Harding	Issuer	No	No Vote	No Vote
				1.05	Directors: David H. Y. Ho	Issuer	No	No Vote	No Vote
				1.06	Directors: Roderick D. Nelson	Issuer	No	No Vote	No Vote
				1.07	Directors: Dr. Walden C. Rhines	Issuer	No	No Vote	No Vote
				1.08	Directors: Susan L. Spradley	Issuer	No	No Vote	No Vote
				1.09	Directors: Walter H. Wilkinson Jr.	Issuer	No	No Vote	No Vote
				2	To approve, on an advisory basis, the compensation of our Named Executive Officers (as defined in the proxy statement).	Issuer	No	No Vote	No Vote
				3	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending April 3, 2021.	Issuer	No	No Vote	No Vote
XILINX, Inc.	XLNX	8/5/2020	983919101	1.1	Election of Director: Dennis Segers	Issuer	No	No Vote	No Vote
				1.2	Election of Director: Raman K. Chitkara	Issuer	No	No Vote	No Vote
				1.3	Election of Director: Saar Gillai	Issuer	No	No Vote	No Vote
				1.4	Election of Director: Ronald S. Jankov	Issuer	No	No Vote	No Vote
				1.5	Election of Director: Mary Louise Krakauer	Issuer	No	No Vote	No Vote
				1.6	Election of Director: Thomas H. Lee	Issuer	No	No Vote	No Vote
				1.7	Election of Director: Jon A. Olson	Issuer	No	No Vote	No Vote
				1.8	Election of Director: Victor Peng	Issuer	No	No Vote	No Vote
				1.9	Election of Director: Elizabeth W. Vanderslice	Issuer	No	No Vote	No Vote
				2	Proposal to approve, on an advisory basis, the compensation of the Company's named executive officers.	Issuer	No	No Vote	No Vote
				3	Proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered accounting firm for fiscal 2021.	Issuer	No	No Vote	No Vote
Facebook Inc.	FB	12/22/2020	30303M102	1	Non-voting Agenda	Issuer	No	No Vote	No Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Esoterica Thematic Trust

By:	/s/ Karan Trehan
Karan Trehan
Principal Executive Officer

Date:	August 31, 2020